Summarized Financial Data - Tengizchevroil LLP - Summary of Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Affiliate Statements Captions [Line Items]
Current assets	$ 41,128	$ 50,343
Current liabilities	32,258	34,208
Total Equity	161,929	160,242	$ 139,940	$ 132,726
Tengizchevroil LLP
Affiliate Statements Captions [Line Items]
Current assets	3,919	6,522
Other assets	57,454	54,506
Current liabilities	2,372	3,567
Other liabilities	12,782	12,312
Total Equity	$ 46,219	$ 45,149